Other income net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income net
Exchange gain / (loss), net	$ 0	$ (66)	$ (93)
Rental income	37	46	37
Government subsidies - Employment Support Scheme	0	0	69
Other income, net	$ 37	$ (20)	$ 13